Document And Entity Information	Mar. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2026
Entity Registrant Name	GLOBAL INDEMNITY GROUP, LLC
Entity Central Index Key	0001494904
Entity Emerging Growth Company	false
Entity File Number	001-34809
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2619578
Entity Address, Address Line One	112 S. French Street
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	691-6276
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Shares, no par value
Trading Symbol	GBLI
Security Exchange Name	NASDAQ